Summary of Significant Accounting Policies (FY) (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Accounting
Basis of Accounting

The Company’s unaudited consolidated financial statements and related footnotes have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial statements and pursuant to the requirements for reporting on Form 10-Q and Regulation S-X, as appropriate. Accordingly, the consolidated financial statements may not include all of the information and notes required by GAAP for annual consolidated financial statements.

These financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto as of, and for the year ended December 31, 2020, which are included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission (“SEC”) on March 11, 2021.

Basis of Accounting

The Company’s consolidated financial statements and related footnotes have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the requirements for reporting on Form 10-K and Regulation S-X, as appropriate.

Certain prior period amounts have been reclassified to conform with current presentation. In the opinion of management, all normal recurring adjustments considered necessary for a fair statement of the results of the periods presented have been included. The current period’s results of operations will not necessarily be indicative of results in any subsequent reporting period.

Use of Estimates
Use of Estimates

GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reported periods. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially. In the opinion of management, the interim data includes all adjustments, of a normal and recurring nature, necessary for a fair statement of the results for the periods presented. The current period’s results of operations will not necessarily be indicative of results that ultimately may be achieved for the entire year or any subsequent interim periods.

In response to the global coronavirus (COVID-19) pandemic, numerous countries, including the U.S., have declared national emergencies with respect to COVID-19 and certain jurisdictions, including those where our corporate headquarters and/or properties that secure our investments, or properties that the Company owns, are located, have at times imposed “stay-at-home” guidelines or orders or other restrictions to help prevent its spread. The effects of COVID-19 may negatively and materially impact significant estimates and assumptions used by the Company including, but not limited to estimates of expected credit losses, valuation of our equity investments and the fair value estimates of the Company’s assets and liabilities. Actual results could differ from those estimates.

Use of Estimates

GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reported periods. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially. In the opinion of management, the interim data includes all adjustments, of a normal and recurring nature, necessary for a fair statement of the results for the periods presented. The current period’s results of operations will not necessarily be indicative of results that ultimately may be achieved for the entire year or any subsequent periods.

In response to the global coronavirus (COVID-19) pandemic, numerous countries, including the U.S., have declared national emergencies with respect to COVID-19 and certain jurisdictions, including those where our corporate headquarters and/or properties that secure our investments, or properties that the Company owns, are located, have at times imposed “stay-at-home” guidelines or orders or other restrictions to help prevent its spread. The effects of COVID-19 may negatively and materially impact significant estimates and assumptions used by the Company including, but not limited to estimates of expected credit losses, valuation of our equity method investments and the fair value estimates of the Company’s assets and liabilities. Actual results could materially differ from those estimates.

Principles of Consolidation
Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, the OP and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. In determining whether the Company has a controlling financial interest in a joint venture and the requirement to consolidate the accounts of that entity, management considers factors such as ownership interest, authority to make decisions and contractual and substantive participating rights of the other partners or members, as well as whether the entity is a variable interest entity (“VIE”) for which the Company is the primary beneficiary.

The Company has determined the OP is a VIE of which the Company is the primary beneficiary. Substantially all of the Company’s assets and liabilities are held by the OP.

The Company consolidates all entities that it controls through either majority ownership or voting rights. In addition, the Company consolidates all VIEs of which the Company is considered the primary beneficiary. VIEs are entities in which equity investors (i) do not have the characteristics of a controlling financial interest and/or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The entity that consolidates a VIE is its primary beneficiary and is generally the entity with (i) the power to direct the activities that most significantly affect the VIE’s economic performance and (ii) the right to receive benefits from the VIE or the obligation to absorb losses of the VIE that could be significant to the VIE.

The accompanying consolidated financial statements include the accounts of collateralized loan obligations (“CLOs”) issued and securitized by wholly owned subsidiaries of the Company. The Company has determined the CLOs are VIEs of which the Company’s subsidiary is the primary beneficiary. The assets and liabilities of the CLOs are consolidated in the accompanying consolidated balance sheets in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, Consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, the OP and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. In determining whether the Company has a controlling financial interest in a joint venture and the requirement to consolidate the accounts of that entity, management considers factors such as ownership interest, authority to make decisions and contractual and substantive participating rights of the other partners or members, as well as whether the entity is a variable interest entity (“VIE”) for which the Company is the primary beneficiary.

The Company has determined the OP is a VIE of which the Company is the primary beneficiary. Substantially all of the Company’s assets and liabilities are held by the OP.

The Company consolidates all entities that it controls through either majority ownership or voting rights. In addition, the Company consolidates all VIEs of which the Company is considered the primary beneficiary. VIEs are entities in which equity investors (i) do not have the characteristics of a controlling financial interest and/or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The entity that consolidates a VIE is its primary beneficiary and is generally the entity with (i) the power to direct the activities that most significantly affect the VIE’s economic performance and (ii) the right to receive benefits from the VIE or the obligation to absorb losses of the VIE that could be significant to the VIE.

The accompanying consolidated financial statements include the accounts of collateralized loan obligations (“CLOs”) issued and securitized by wholly owned subsidiaries of the Company. The Company has determined the CLOs are VIEs of which the Company’s subsidiary is the primary beneficiary. The assets and liabilities of the CLOs are consolidated in the accompanying consolidated balance sheets in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, Consolidation.

Acquisition Expenses
Acquisition Expenses

The Company capitalizes certain direct costs relating to loan origination activities. The cost is amortized over the life of the loan and recognized in interest income in the Company’s consolidated statements of operations. Acquisition expenses paid on future funding amounts are expensed within the acquisition expenses line in the Company’s consolidated statements of operations.

Acquisition Expenses

The Company capitalizes certain direct costs relating to loan origination activities. The cost is amortized over the life of the loan and recognized in interest income in the Company’s consolidated statements of operations. Acquisition expenses paid on future funding amounts are expensed within the acquisition expenses line in the Company’s consolidated statements of operations.

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash consists of amounts deposited with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company up to an insurance limit. Cash equivalents include short-term, liquid investments in money market funds with original maturities of 90 days or less when purchased.

Cash and Cash Equivalents

Cash consists of amounts deposited with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company up to an insurance limit. Cash equivalents include short-term, liquid investments in money market funds with original maturities of 90 days or less when purchased.

Restricted Cash
Restricted Cash

Restricted cash primarily consists of cash pledged as margin on repurchase agreements and derivative transactions. The duration of this restricted cash generally matches the duration of the related repurchase agreements or derivative transaction.

Restricted Cash

Restricted cash primarily consists of cash pledged as margin on repurchase agreements and derivative transactions. The duration of this restricted cash generally matches the duration of the related repurchase agreements or derivative transaction.

Commercial Mortgage Loans
Commercial Mortgage Loans

Held for Investment - Commercial mortgage loans that are held for investment purposes and are anticipated to be held until maturity, are carried at cost, net of unamortized acquisition expenses, discounts or premiums and unfunded commitments. Commercial mortgage loans, held for investment purposes, are carried at amortized cost less allowance for credit losses. Interest income is recorded on the accrual basis and related discounts, premiums and acquisition expenses on investments are amortized over the life of the investment using the effective interest method. Amortization is reflected as an adjustment to interest income in the Company’s consolidated statements of operations. Guaranteed loan commitment fees payable by the borrower upon maturity are accreted over the life of the investment using the effective interest method. The accretion of guaranteed loan commitment fees is recognized in interest income in the Company’s consolidated statements of operations.

Held for Sale - Commercial mortgage loans that are intended to be sold in the foreseeable future are reported as held for sale and are transferred at fair value and recorded at the lower of cost or fair value with changes recorded through the statements of operations. Unamortized loan origination costs for commercial mortgage loans held for sale that are carried at the lower of cost or fair value are capitalized as part of the carrying value of the loans and recognized upon the sale of such loans. Amortization of origination costs ceases upon transfer of commercial mortgage loans to held for sale.

Held for Sale, Accounted for Under the Fair Value Option - The fair value option provides an option to elect fair value as an alternative measurement for selected financial assets, financial liabilities, and written loan commitments. The Company has elected to measure commercial mortgage loans held for sale in the Company’s TRS under the fair value option. These commercial mortgage loans are included in the Commercial mortgage loans, held for sale, measured at fair value in the consolidated balance sheets. Interest income received on commercial mortgage loans, held for sale, measured at fair value is recorded on the accrual basis of accounting and is included in interest income in the consolidated statements of operations. Costs to originate these investments are expensed when incurred.

Commercial Mortgage Loans

Held for Investment - Commercial mortgage loans that are held for investment purposes and are anticipated to be held until maturity, are carried at cost, net of unamortized acquisition expenses, discounts or premiums and unfunded commitments. Commercial mortgage loans, held for investment purposes, are carried at amortized cost less a specific allowance for credit losses. Interest income is recorded on the accrual basis and related discounts, premiums and acquisition expenses on investments are amortized over the life of the investment using the effective interest method. Amortization is reflected as an adjustment to interest income in the Company’s consolidated statements of operations. Guaranteed loan commitment fees payable by the borrower upon maturity are accreted over the life of the investment using the effective interest method. The accretion of guaranteed loan commitment fees is recognized in interest income in the Company’s consolidated statements of operations.

Held-for-Sale - Commercial mortgage loans that are intended to be sold in the foreseeable future are reported as held-for sale and are transferred at fair value and recorded at the lower of cost or fair value with changes recorded through the statements of operations. Unamortized loan origination costs for commercial mortgage loans held-for-sale that are carried at the lower of cost or fair value are capitalized as part of the carrying value of the loans and recognized upon the sale of such loans. Amortization of origination costs ceases upon transfer of commercial mortgage loans to held-for-sale.

Held-for-Sale, Accounted for Under the Fair Value Option - The fair value option provides an option to elect fair value as an alternative measurement for selected financial assets, financial liabilities, and written loan commitments. The Company has elected to measure commercial mortgage loans held-for-sale in the Company’s TRS under the fair value option. These commercial mortgage loans are included in the Commercial mortgage loans, held-for-sale, measured at fair value in the consolidated balance sheets. Interest income received on commercial mortgage loans held-for-sale, measured at fair value is recorded on the accrual basis of accounting and is included in interest income in the consolidated statements of operations. Costs to originate these investments are expensed when incurred.

Real estate owned

Real estate owned (“REO”) assets represent real estate acquired by the Company through foreclosure, deed in lieu of foreclosure, or purchase. REO assets are carried at their estimated fair value at acquisition and are presented net of accumulated depreciation and impairment charges. The Company allocates the purchase price of acquired real estate assets based on the fair value of the acquired assets such as land, building, furniture, fixtures and equipment. Asset acquisitions in which monetary consideration is given generally includes the transaction costs of the asset acquisition. Acquiring assets in groups requires not only ascertaining the cost of the asset (or net asset) group but also allocating that cost to the individual assets (or individual assets and liabilities) that make up the group. The cost of a group of assets acquired in an asset acquisition shall be allocated to the individual assets acquired or liabilities assumed based on their relative fair values and shall not give rise to goodwill.

Real estate owned assets are depreciated using the straight-line method over estimated useful lives of up to 40 years for buildings and improvements and up to 15 years for furniture, fixtures and equipment. Renovations and/or replacements that improve or extend the life of the real estate owned assets are capitalized and depreciated over their estimated useful lives. Real estate owned revenue is recognized when the Company satisfies a performance obligation by transferring a promised good or service to a customer. The Company is considered to have satisfied all performance obligations at a point in time.

Real estate owned assets that are probable to be sold within one year are reported as held-for-sale. Real estate owned assets classified as held-for-sale shall be measured at the lower of its carrying amount or fair value less cost to sell. Real estate owned assets shall not be depreciated or amortized while it is classified as held-for-sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held-for-sale shall continue to be accrued. Upon the disposition of a real estate owned asset, the Company calculates realized gains and losses as net proceeds received less the carrying value of the real estate owned asset. Net proceeds received are net of direct selling costs associated with the disposition of the real estate owned asset.

Leases

Operating right of use assets “ROU” represent the Company’s right to use an underlying asset during the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date based on the present value of fixed lease payments over the lease term. Leases will be classified as either a finance or operating lease, with such classification affecting the pattern and classification of expense recognition in the consolidated statements of operations. For leases greater than 12 months, the Company determines, at the inception of the contract, if the arrangement meets the classification criteria for an operating or finance lease. For leases that have extension options, which can be exercised at the Company’s discretion, management uses judgment to determine if it is reasonably certain that such extension options will be elected. If the extension options are reasonably certain to occur, the Company includes the extended term’s lease payments in the calculation of the respective lease liability. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The incremental borrowing rate used to discount the lease liability is determined at commencement of the lease, or upon modification of the lease, as the interest rate a lessee would have to pay to borrow on a fully collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. The Company’s incremental borrowing rate considers information at both the corporate and property level and analysis of current market conditions for obtaining new financings. All leases as of December 31, 2020 and December 31, 2019 were operating leases.

Separately, on October 15, 2019, the Company acquired certain real estate assets which had an existing in-place lease asset. This in-place lease asset is recorded as an Intangible lease asset on the consolidated balance sheets and amortized using the straight-line method over the contractual life of the lease.

Credit Losses
Credit Losses

In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses, which amends the credit impairment model for financial instruments. The Company adopted ASU 2016-13 on January 1, 2020.

The allowance for credit losses required under ASU 2016-13 is deducted from the respective loans’ amortized cost basis on the Company’s consolidated balance sheets. The allowance for credit losses attributed to unfunded loan commitments is included in Accounts payable and accrued expenses on the consolidated balance sheets. The guidance also required a cumulative-effect adjustment to retained earnings as of the beginning of the reporting period of adoption.

The following discussion highlights changes to the Company’s accounting policies as a result of this adoption.

Allowance for credit losses

The allowance for credit losses for the Company’s financial instruments carried at amortized cost and off-balance sheet credit exposures, such as loans held for investment and unfunded loan commitments represents a lifetime estimate of expected credit losses. Factors considered by the Company when determining the allowance for credit losses reserve include loan-specific characteristics such as loan-to-value (“LTV”) ratio, vintage year, loan term, property type, occupancy and geographic location, financial performance of the borrower, expected payments of principal and interest, as well as internal or external information relating to past events, current conditions and reasonable and supportable forecasts.

The allowance for credit losses is measured on a collective (pool) basis when similar risk characteristics exist for multiple financial instruments. If similar risk characteristics do not exist, the Company measures the allowance for credit losses on an individual instrument basis. The determination of whether a particular financial instrument should be included in a pool can change over time. If a financial asset’s risk characteristics change, the Company evaluates whether it is appropriate to continue to keep the financial instrument in its existing pool or evaluate it individually.

In measuring the allowance for credit losses for financial instruments including our unfunded loan commitments that share similar risk characteristics, the Company primarily applies a probability of default (“PD”)/loss given default (“LGD”) model for instruments that are collectively assessed, whereby the allowance for credit losses is calculated as the product of PD, LGD and exposure at default (“EAD”). The Company’s model principally utilizes historical loss rates derived from a commercial mortgage backed securities database with historical losses from 1998 to 2020 provided by a reputable third party, forecasting the loss parameters using a scenario-based statistical approach over a reasonable and supportable forecast period of twelve months, followed by an immediate reversion to average historical losses. For financial instruments assessed on an individual basis, including when it is probable that the Company will be unable to collect the full payment of principal and interest on the instrument, the Company applies a discounted cash flow (“DCF”) methodology.

For financial instruments where the borrower is experiencing financial difficulty based on the Company’s assessment at the reporting date and the repayment is expected to be provided substantially through the operation or sale of the collateral, the Company may elect to use as a practical expedient the fair value of the collateral at the reporting date when determining the allowance for credit losses.

In developing the allowance for credit losses for its loans held for investment, the Company performs a comprehensive analysis of its loan portfolio and assigns risk ratings to loans that incorporate management’s current judgments about their credit quality based on all known and relevant internal and external factors that may affect collectability, using similar factors as those in developing the allowance for credit losses. This methodology results in loans being segmented by risk classification into risk rating categories that are associated with estimated probabilities of default and principal loss. Risk rating categories range from “1” to “5” with “1” representing the lowest risk of loss and “5” representing the highest risk of loss with the ratings updated quarterly. At the time of origination or purchase, loans held for investment are ranked as a “2” and will move accordingly going forward based on the ratings which are defined as follows:

1.	Very Low Risk- Investment exceeding fundamental performance expectations and/or capital gain expected. Trends and risk factors since time of investment are favorable.

2.	Low Risk- Performing consistent with expectations and a full return of principal and interest expected. Trends and risk factors are neutral to favorable.

3.	Average Risk- Performing investments requiring closer monitoring. Trends and risk factors show some deterioration.

4.	High Risk/Delinquent/Potential for Loss- Underperforming investment with the potential of some interest loss but still expecting a positive return on investment. Trends and risk factors are negative.

5.	Impaired/Defaulted/Loss Likely- Underperforming investment with expected loss of interest and some principal.

The Company also considers qualitative and environmental factors, including, but not limited to, economic and business conditions, nature and volume of the loan portfolio, lending terms, volume and severity of past due loans, concentration of credit and changes in the level of such concentrations in its determination of the allowance for credit losses.

Changes in the allowance for credit losses for the Company’s financial instruments are recorded in Provision/(benefit) for credit losses on the consolidated statements of operations with a corresponding offset to the financial instrument’s amortized cost recorded on the consolidated balance sheets, or as a component of Accounts payable and accrued expenses for unfunded loan commitments.

The Company has elected to not measure an allowance for credit losses for accrued interest receivable as it is timely, following three months time, reversed against interest income when a loan, real estate security or preferred equity investment is placed on nonaccrual status. The Company did not record reversals of accrued interest receivable during the six months ended June 30, 2021. Loans are charged off against the Provision/(benefit) for credit losses when all or a portion of the principal amount is determined to be uncollectible.

Past due and nonaccrual status

Loans are placed on nonaccrual status and considered non-performing when full payment of principal and interest is unpaid for 90 days or more or where reasonable doubt exists as to timely collection, unless the loan is both well secured and in the process of collection. Interest received on nonaccrual status loans are accounted for under the cost-recovery method, until qualifying for return to accrual. Upon restructuring the nonaccrual loan, the Company may return a loan to accrual status when repayment of principal and interest is reasonably assured.

Troubled Debt Restructuring (“TDR”)

The Company classifies an individual financial instrument as a TDR when it has a reasonable expectation that the financial instrument’s contractual terms will be modified in a manner that grants concession to the borrower who is experiencing financial difficulty. Concessions could include term extensions, payment deferrals, interest rate reductions, principal forgiveness, forbearance, or other actions designed to maximize the Company’s collection on the financial instrument. The Company determines the allowance for credit losses for financial instruments that are TDRs individually.

Credit Losses

In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses, which amends the credit impairment model for financial instruments. The Company adopted ASU 2016-13 on January 1, 2020.

Following our adoption of ASU 2016-13, our previous incurred loss model was replaced with a lifetime current expected credit loss (“CECL”) model for financial instruments carried at amortized cost and off-balance sheet credit exposures, such as loans, loan commitments, held-to-maturity (“HTM”) debt securities, financial guarantees, net investments in leases, reinsurance and trade receivables, which will generally result in earlier recognition of allowance for losses. For available for sale (“AFS”) debt securities, unrealized credit losses are recognized as allowances rather than reductions in amortized cost basis and elimination of the other than temporary impairment concept will result in more frequent estimation of credit losses. The accounting model for purchased credit impaired loans and debt securities has been simplified, including elimination of some of the asymmetrical treatment between credit losses and credit recoveries, to be consistent with the CECL model for originated and purchased non-credit impaired assets. The adopted model for ASC 326 as it applies to HTM and AFS securities, encompassing the beneficial interest model for securities that are not of high credit quality, has been clarified to include the effective interest method as a basis for the projection of cash collections method in connection with the newly adopted impairment models for HTM and AFS debt securities under ASC 326 when securities are not of high credit quality. Upon adoption of ASU 2016-13 on January 1, 2020, the Company recorded an additional allowance for credit losses for our outstanding loans and unfunded loan commitments of $7.8 million, or $0.18 per share, which was 0.27% of the aggregate commitment amount of the Company’s loan portfolio at December 31, 2019.

	Pre-adoption	Transition Adjustment	Post-adjustment
Assets
Commercial mortgage loans, held for investment, net of allowance	$2,762,042	$(7,211)	$2,754,831
Liabilities
Accounts payable and accrued expenses (1)	10,925	(550)	10,375
Equity
Accumulated deficit	$(85,968)	$(7,761)	$(93,729)

(1)	Includes allowance associated with unfunded loan commitment.

The following discussion highlights changes to the Company’s accounting policies as a result of this adoption.

Allowance for credit losses

The allowance for credit losses for the Company’s financial instruments carried at amortized cost and off-balance sheet credit exposures, such as loans held for investment and unfunded loan commitments represents a lifetime estimate of expected credit losses. Factors considered by the Company when determining the allowance for credit losses reserve include loan-specific characteristics such as loan-to-value (“LTV”) ratio, vintage year, loan term, property type, occupancy and geographic location, financial performance of the borrower, expected payments of principal and interest, as well as internal or external information relating to past events, current conditions and reasonable and supportable forecasts.

The allowance for credit losses is measured on a collective (pool) basis when similar risk characteristics exist for multiple financial instruments. If similar risk characteristics do not exist, the Company measures the allowance for credit losses on an individual instrument basis. The determination of whether a particular financial instrument should be included in a pool can change over time. If a financial asset’s risk characteristics change, the Company evaluates whether it is appropriate to continue to keep the financial instrument in its existing pool or evaluate it individually.

In measuring the allowance for credit losses for financial instruments including our unfunded loan commitments that share similar risk characteristics, the Company primarily applies a probability of default (“PD”)/loss given default (“LGD”) model for instruments that are collectively assessed, whereby the allowance for credit losses is calculated as the product of PD, LGD and exposure at default (“EAD”). The Company’s model principally utilizes historical loss rates derived from a commercial mortgage backed securities database with historical losses from 1998 to 2020 provided by a reputable third party, forecasting the loss parameters using a scenario-based statistical approach over a reasonable and supportable forecast period of twelve months, followed by an immediate reversion to average historical losses. For financial instruments assessed on an individual basis, including when it is probable that the Company will be unable to collect the full payment of principal and interest on the instrument, the Company applies a discounted cash flow (“DCF”) methodology.

For financial instruments where the borrower is experiencing financial difficulty based on the Company’s assessment at the reporting date and the repayment is expected to be provided substantially through the operation or sale of the collateral, the Company may elect to use as a practical expedient the fair value of the collateral at the reporting date when determining the allowance for credit losses.

In developing the allowance for credit losses for its loans held for investment, the Company performs a comprehensive analysis of its loan portfolio and assigns risk ratings to loans that incorporate management’s current judgments about their credit quality based on all known and relevant internal and external factors that may affect collectability, using similar factors as those in developing the allowance for credit losses. This methodology results in loans being segmented by risk classification into risk rating categories that are associated with estimated probabilities of default and principal loss. Risk rating categories range from “1” to “5” with “1” representing the lowest risk of loss and “5” representing the highest risk of loss with the ratings updated quarterly. At the time of origination or purchase, loans held for investment are ranked as a “2” and will move accordingly going forward based on the ratings which are defined as follows:

1.	Very Low Risk- Investment exceeding fundamental performance expectations and/or capital gain expected. Trends and risk factors since time of investment are favorable.

2.	Low Risk- Performing consistent with expectations and a full return of principal and interest expected. Trends and risk factors are neutral to favorable.

3.	Average Risk- Performing investments requiring closer monitoring. Trends and risk factors show some deterioration.

4.	High Risk/Delinquent/Potential for Loss- Underperforming investment with the potential of some interest loss but still expecting a positive return on investment. Trends and risk factors are negative.

5.	Impaired/Defaulted/Loss Likely- Underperforming investment with expected loss of interest and some principal.

The Company also considers qualitative and environmental factors, including, but not limited to, economic and business conditions, nature and volume of the loan portfolio, lending terms, volume and severity of past due loans, concentration of credit and changes in the level of such concentrations in its determination of the allowance for credit losses.

Changes in the allowance for credit losses for the Company’s financial instruments are recorded in Provision/(benefit) for credit losses on the consolidated statements of operations with a corresponding offset to the financial instrument’s amortized cost recorded on the consolidated balance sheets, or as a component of Accounts payable and accrued expenses for unfunded loan commitments.

The Company has elected to not measure an allowance for credit losses for accrued interest receivable as it is timely, following three months time, reversed against interest income when a loan, real estate security or preferred equity investment is placed on nonaccrual status. The Company did not record reversals of accrued interest receivable during the year ended December 31, 2020. Loans are charged off against the Provision/(benefit) for credit losses when all or a portion of the principal amount is determined to be uncollectible.

Past due and nonaccrual status

Loans are placed on nonaccrual status and considered non-performing when full payment of principal and interest is unpaid for 90 days or more or where reasonable doubt exists as to timely collection, unless the loan is both well secured and in the process of collection. Interest received on nonaccrual status loans are accounted for under the cost-recovery method, until qualifying for return to accrual. Upon restructuring the nonaccrual loan, the Company may return a loan to accrual status when repayment of principal and interest is reasonably assured.

Troubled Debt Restructuring (“TDR”)

The Company classifies an individual financial instrument as a TDR when it has a reasonable expectation that the financial instrument’s contractual terms will be modified in a manner that grants concession to the borrower who is experiencing financial difficulty. Concessions could include term extensions, payment deferrals, interest rate reductions, principal forgiveness, forbearance, or other actions designed to maximize the Company’s collection on the financial instrument. The Company determines the allowance for credit losses for financial instruments that are TDRs individually.

Real Estate Securities
Real Estate Securities

On the acquisition date, all of the Company’s commercial real estate securities were classified as available for sale and carried at fair value, and subsequently any unrealized gains or losses are recognized as a component of accumulated other comprehensive income or loss. The Company may elect the fair value option for its real estate securities, and as a result, any unrealized gains or losses on such real estate securities will be recorded in the Company’s consolidated statements of operations. No such election has been made to date. Related discounts, premiums and acquisition expenses on investments are amortized over the life of the investment using the effective interest method. Amortization is reflected as an adjustment to interest income in the Company’s consolidated statements of operations. The Company uses the specific identification method in determining the cost relief for real estate securities sold. Realized gains and losses from the sale of real estate securities are included in the Company’s consolidated statements of operations.

AFS real estate securities which have experienced a decline in the fair value below their amortized cost basis (i.e., impairment) are evaluated each reporting period to determine whether the decline in fair value is due to credit-related factors. Any impairment that is not credit-related is recognized in accumulated other comprehensive income, while credit-related impairment is recognized as an allowance on the consolidated balance sheets with a corresponding adjustment on the consolidated statements of operations. If the Company intends to sell an impaired real estate security or more likely than not will be required to sell such a security before recovering its amortized cost basis, the entire impairment amount is recognized in the consolidated statements of operations with a corresponding adjustment to the security’s amortized cost basis.

The Company analyzes the AFS security portfolio on a periodic basis for credit losses at the individual security level using the same criteria described above for those amortized cost financial assets subject to an allowance for credit losses including but not limited to; performance of the underlying assets in the security, borrower financial resources and investment in collateral, collateral type, credit ratings, project economics and geographic location as well as national and regional economic factors.

The non-credit loss component of the unrealized loss within the Company’s AFS portfolio is recognized as an adjustment to the individual security’s asset balance with an offsetting entry to accumulated other comprehensive income in the consolidated balance sheets.

Real Estate Securities

On the acquisition date, all of the Company’s commercial real estate securities were classified as available for sale and carried at fair value, and subsequently any unrealized gains or losses are recognized as a component of accumulated other comprehensive income or loss. The Company may elect the fair value option for its real estate securities, and as a result, any unrealized gains or losses on such real estate securities will be recorded in the Company’s consolidated statements of operations. No such election has been made to date. Related discounts, premiums and acquisition expenses on investments are amortized over the life of the investment using the effective interest method. Amortization is reflected as an adjustment to interest income in the Company’s consolidated statements of operations. The Company uses the specific identification method in determining the cost relief for real estate securities sold. Realized gains and losses from the sale of real estate securities are included in the Company’s consolidated statements of operations.

AFS real estate securities which have experienced a decline in the fair value below their amortized cost basis (i.e., impairment) are evaluated each reporting period to determine whether the decline in fair value is due to credit-related factors. Any impairment that is not credit-related is recognized in accumulated other comprehensive income, while credit-related impairment is recognized as an allowance on the consolidated balance sheets with a corresponding adjustment on the consolidated statements of operations. If the Company intends to sell an impaired real estate security or more likely than not will be required to sell such a security before recovering its amortized cost basis, the entire impairment amount is recognized in the consolidated statements of operations with a corresponding adjustment to the security’s amortized cost basis.

The Company analyzes the AFS security portfolio on a periodic basis for credit losses at the individual security level using the same criteria described above for those amortized cost financial assets subject to an allowance for credit losses including but not limited to; performance of the underlying assets in the security, borrower financial resources and investment in collateral, collateral type, credit ratings, project economics and geographic location as well as national and regional economic factors.

The non-credit loss component of the unrealized loss within the Company’s AFS portfolio is recognized as an adjustment to the individual security’s asset balance with an offsetting entry to accumulated other comprehensive income in the consolidated balance sheets.

Repurchase Agreements
Repurchase Agreements

Commercial mortgage loans and real estate securities sold under repurchase agreements have been treated as collateralized financing transactions because the Company maintains effective control over the transferred securities. Commercial mortgage loans and real estate securities financed through a repurchase agreement remain on the Company’s consolidated balance sheets as an asset and cash received from the purchaser is recorded as a liability. Interest paid in accordance with repurchase agreements is recorded in interest expense on the Company’s consolidated statements of operations.

Repurchase Agreements

Commercial mortgage loans and real estate securities sold under repurchase agreements have been treated as collateralized financing transactions because the Company maintains effective control over the transferred securities. Commercial mortgage loans and real estate securities financed through a repurchase agreement remain on the Company’s consolidated balance sheets as an asset and cash received from the purchaser is recorded as a liability. Interest paid in accordance with repurchase agreements is recorded in interest expense on the Company’s consolidated statements of operations.

Deferred Financing Costs
Deferred Financing Costs

The deferred financing costs related to the Company’s various Master Repurchase Agreements as well as certain prepaid subscription costs are included in Prepaid expenses and other assets on the consolidated balance sheets. Deferred financing cost on the Company’s collateralized loan obligations (“CLO”) are netted against the Company’s CLO payable in the Collateralized loan obligations on the consolidated balance sheets. Deferred financing costs are amortized over the terms of the respective financing agreement using the effective interest method and included in interest expense on the Company’s consolidated statements of operations. Unamortized deferred financing costs are generally expensed when the associated debt is refinanced or repaid before maturity.

Deferred Financing Costs

The deferred financing costs related to the Company’s various Master Repurchase Agreements as well as certain prepaid subscription costs are included in Prepaid expenses and other assets on the consolidated balance sheets. Deferred financing cost on the Company’s collateralized loan obligations (“CLO”) are netted against the Company’s CLO payable in the Collateralized loan obligations on the consolidated balance sheets. Deferred financing costs are amortized over the terms of the respective financing agreement using the effective interest method and included in interest expense on the Company’s consolidated statements of operations. Unamortized deferred financing costs are generally expensed when the associated debt is refinanced or repaid before maturity.

Share Repurchase Program
Share Repurchase Program

The Company has a Share Repurchase Program (the “SRP”) that enables stockholders to sell their shares to the Company, subject to certain conditions. Refer to Note 9 - Stock Transactions for a description of the SRP. When a stockholder requests a redemption and the redemption is approved by the board of directors, the Company will reclassify such obligation from equity to a liability based on the settlement value of the obligation. Shares repurchased under the SRP will have the status of authorized but unissued shares.

Share Repurchase Program

The Company has a Share Repurchase Program (the “SRP”) that enables stockholders to sell their shares to the Company, subject to certain conditions. Refer to Note 9 - Stock Transactions for a description of the SRP. When a stockholder requests a redemption and the redemption is approved by the board of directors, the Company will reclassify such obligation from equity to a liability based on the settlement value of the obligation. Shares repurchased under the SRP will have the status of authorized but unissued shares.

Offering and Related Costs
Offering and Related Costs

Since 2018, the Company has from time to time offered, and may in the future offer, shares of the Company’s common stock or one or more series of its preferred stock (“Preferred Stock”), including its Series A convertible preferred stock (“Series A Preferred Stock”), Series C convertible preferred stock (the “Series C Preferred Stock,”) and Series D convertible preferred stock (the “Series D Preferred Stock,” and together with the Series A Preferred Stock and Series C Preferred Stock, the “Preferred Stock”) in private placements exempt from the registration requirements of the Securities Act of 1933, as amended. In connection with these offerings, the Company incurs various offering costs. These offering costs include but are not limited to legal, accounting, printing, mailing and filing fees, and diligence expenses of broker-dealers. Offering costs for the common stock are recorded in the Company’s stockholders’ equity, while the offering costs for the Preferred Stock are included within Series A Preferred Stock, Series C Preferred Stock and Series D Preferred Stock, respectively, on the Company’s consolidated balance sheets.

Offering and Related Costs

Since 2018, the Company has from time to time offered, and may in the future offer, shares of the Company’s common stock or one or more series of its preferred stock (“Preferred Stock”), including its Series A convertible preferred stock (“Series A Preferred Stock”) and Series C convertible preferred stock (the “Series C Preferred Stock,”) in private placements exempt from the registration requirements of the Securities Act of 1933, as amended. In connection with these offerings, the Company incurs various offering costs. These offering costs include but are not limited to legal, accounting, printing, mailing and filing fees, and diligence expenses of broker-dealers. Offering costs for the common stock are recorded in the Company’s stockholders’ equity, while the offering costs for the Preferred Stock are included within Series A Preferred Stock and Series C Preferred Stock, respectively, on the Company’s consolidated balance sheets.

Distribution Reinvestment Plan
Distribution Reinvestment Plan

Pursuant to the Company’s distribution reinvestment plan (“DRIP”) stockholders may elect to reinvest distributions by purchasing shares of common stock in lieu of receiving cash. No dealer manager fees or selling commissions are paid with respect to shares purchased pursuant to the DRIP. The purchase price for shares purchased through the DRIP is the lesser of (i) the Company’s most recent estimated per share net asset value (“NAV”), and (ii) the Company’s most recently disclosed GAAP book value per share. There is no market for our common stock. The board of directors may designate that certain cash or other distributions be excluded from the DRIP. The Company has the right to amend any aspect of the DRIP or terminate the DRIP with ten days’ notice to participants. Shares issued under the DRIP are recorded to equity in the consolidated balance sheets in the period distributions are declared.

Distribution Reinvestment Plan

Pursuant to the Company’s distribution reinvestment plan (“DRIP”), stockholders may elect to reinvest distributions by purchasing shares of common stock in lieu of receiving cash. No dealer manager fees or selling commissions are paid with respect to shares purchased pursuant to the DRIP. The purchase price for shares purchased through the DRIP is the lesser of (i) the Company’s most recent estimated per share NAV, and (ii) the Company’s GAAP book value per share. There is no market for our common stock. The board of directors may designate that certain cash or other distributions be excluded from the DRIP. The Company has the right to amend any aspect of the DRIP or terminate the DRIP with ten days’ notice to participants. Shares issued under the DRIP are recorded to equity in the consolidated balance sheets in the period distributions are declared.

Share-Based Compensation
Share-Based Compensation

The Company has a share-based incentive plan for certain of the Company’s directors, officers and employees of the Advisor and its affiliates. Share-based awards are measured at the grant date fair value and is recognized as compensation expense on a on a straight line basis over the related vesting period of the award. See Note 12 - Share-Based Compensation.

Income Taxes
Income Taxes

The Company has conducted its operations to qualify as a REIT for U.S. federal income tax purposes beginning with its taxable year ended December 31, 2013. As a REIT, if the Company meets certain organizational and operational requirements and distributes at least 90% of its “REIT taxable income” (determined before the deduction of dividends paid and excluding net capital gains) to its stockholders in a year, it will not be subject to U.S. federal income tax to the extent of the income that it distributes. However, even if the Company qualifies for taxation as a REIT, it may be subject to certain state and local taxes on income in addition to U.S. federal income and excise taxes on its undistributed income. The Company, through its TRS, is indirectly subject to U.S. federal, state and local income taxes. The Company’s TRS is not consolidated for U.S. federal income tax purposes, but is instead taxed as a C corporation. For financial reporting purposes, the TRS is consolidated and a provision for current and deferred taxes is established for the portion of earnings recognized by the Company with respect to its interest in its TRS. Total income tax provision/(benefit) for the three months ended June 30, 2021 and June 30, 2020 was $0.3 million and $(0.7) million, respectively. Total income tax provision/(benefit) for the six months ended June 30, 2021 and June 30, 2020 was $2.3 million and $(2.6) million, respectively.

The Company uses a more-likely-than-not threshold for recognition and derecognition of tax positions taken or to be taken in a tax return. The Company has assessed its tax positions for all open tax years beginning with December 31, 2017 and concluded that there were no uncertainties to be recognized. The Company’s accounting policy with respect to interest and penalties related to tax uncertainties is to classify these amounts as provision for income taxes.

The Company utilizes the TRS to reduce the impact of the prohibited transaction tax and to avoid penalty for the holding of assets not qualifying as real estate assets for purposes of the REIT asset tests. Any income associated with a TRS is fully taxable because the TRS is subject to federal and state income taxes as a domestic C corporation based upon its net income.

Income Taxes

The Company has conducted its operations to qualify as a REIT for U.S. federal income tax purposes beginning with its taxable year ended December 31, 2013. As a REIT, if the Company meets certain organizational and operational requirements and distributes at least 90% of its “REIT taxable income” (determined before the deduction of dividends paid and excluding net capital gains) to its stockholders in a year, it will not be subject to U.S. federal income tax to the extent of the income that it distributes. However, even if the Company qualifies for taxation as a REIT, it may be subject to certain state and local taxes on income in addition to U.S. federal income and excise taxes on its undistributed income. The Company, through its TRS, is indirectly subject to U.S. federal, state and local income taxes. The Company’s TRS is not consolidated for U.S. federal income tax purposes, but is instead taxed as a C corporation. For financial reporting purposes, the TRS is consolidated and a provision for current and deferred taxes is established for the portion of earnings recognized by the Company with respect to its interest in its TRS. Total income tax provision/(benefit) for the years ended December 31, 2020, December 31, 2019 and December 31, 2018 were $(2.1) million, $4.5 million and $0.1 million, respectively.

The Company uses a more-likely-than-not threshold for recognition and derecognition of tax positions taken or to be taken in a tax return. The Company has assessed its tax positions for all open tax years beginning with December 31, 2017 and concluded that there were no uncertainties to be recognized. The Company’s accounting policy with respect to interest and penalties related to tax uncertainties is to classify these amounts as provision for income taxes.

The Company utilizes the TRS to reduce the impact of the prohibited transaction tax and to avoid penalty for the holding of assets not qualifying as real estate assets for purposes of the REIT asset tests. Any income associated with a TRS is fully taxable because the TRS is subject to federal and state income taxes as a domestic C corporation based upon its net income.

Derivatives and Hedging Activities
Derivatives and Hedging Activities

In the normal course of business, the Company is exposed to the effect of interest rate changes and may undertake a strategy to limit these risks through the use of derivatives.  The Company uses derivatives primarily to economically hedge against interest rates, CMBS spreads and macro market risk in order to minimize volatility. The Company may use a variety of derivative instruments that are considered conventional, including but not limited to: Treasury note futures and credit derivatives on various indices including CMBX and CDX.

The Company recognizes all derivatives on the consolidated balance sheets at fair value.  The Company does not designate derivatives as hedges to qualify for hedge accounting for financial reporting purposes and therefore any net payments under, or fluctuations in the fair value of these derivatives have been recognized currently in unrealized (gain)/loss on derivative instruments in the accompanying consolidated statements of operations. The Company records derivative asset and liability positions on a gross basis with any collateral posted with or received from counterparties recorded separately within Restricted cash on the Company’s consolidated balance sheets. Certain derivatives that the Company has entered into are subject to master netting agreements with its counterparties, allowing for netting of the same transaction, in the same currency, on the same date.

Derivatives and Hedging Activities

In the normal course of business, the Company is exposed to the effect of interest rate changes and may undertake a strategy to limit these risks through the use of derivatives. The Company uses derivatives primarily to economically hedge against interest rates, CMBS spreads and macro market risk in order to minimize volatility. The Company may use a variety of derivative instruments that are considered conventional, including but not limited to: Treasury note futures and credit derivatives on various indices including CMBX and CDX.

The Company recognizes all derivatives on the consolidated balance sheets at fair value. The Company does not designate derivatives as hedges to qualify for hedge accounting for financial reporting purposes and therefore any net payments under, or fluctuations in the fair value of these derivatives have been recognized currently in unrealized (gain)/loss on derivative instruments in the accompanying consolidated statements of operations. The Company records derivative asset and liability positions on a gross basis with any collateral posted with or received from counterparties recorded separately within Restricted cash on the Company’s consolidated balance sheets. Certain derivatives that the Company has entered into are subject to master netting agreements with its counterparties, allowing for netting of the same transaction, in the same currency, on the same date.

Per Share Data
Per Share Data

The Company’s Preferred Stock is considered a participating security and the Company calculates basic earnings per share using the two-class method. The Company’s dilutive earnings per share calculation is computed using the more dilutive result of the treasury stock method, assuming the participating security is a potential common share, or the two-class method, assuming the participating security is not converted. The Company calculates basic earnings per share by dividing net income applicable to common stock for the period by the weighted-average number of shares of common stock outstanding for that period. Diluted earnings per share reflects the potential dilution that could occur from shares outstanding if potential shares of common stock with a dilutive effect have been issued in connection with the restricted stock plan or upon conversion of the outstanding shares of the Company’s Preferred Stock, except when doing so would be anti-dilutive.

Per Share Data

The Company’s Preferred Stock is considered a participating security and the Company calculates basic earnings per share using the two-class method. The Company’s dilutive earnings per share calculation is computed using the more dilutive result of the treasury stock method, assuming the participating security is a potential common share, or the two-class method, assuming the participating security is not converted. The Company calculates basic earnings per share by dividing net income applicable to common stock for the period by the weighted-average number of shares of common stock outstanding for that period. Diluted earnings per share reflects the potential dilution that could occur from shares outstanding if potential shares of common stock with a dilutive effect have been issued in connection with the restricted stock plan or upon conversion of the outstanding shares of the Company’s Preferred Stock, except when doing so would be anti-dilutive.

Reportable Segments
Reportable Segments

The Company has determined that it has four reportable segments based on how the chief operating decision maker reviews and manages the business. The four reporting segments are as follows:

•
The real estate debt business which is focused on originating, acquiring and asset managing commercial real estate debt investments, including first mortgage loans, subordinate mortgages, mezzanine loans and participations in such loans.

•
The real estate securities business which is focused on investing in and asset managing commercial real estate securities primarily consisting of CMBS and may include unsecured REIT debt, CDO notes and other securities.

•	The commercial conduit business in the Company’s TRS, which is focused on originating and subsequently selling fixed-rate commercial real estate loans into the CMBS securitization market.

•	The real estate owned business represents real estate acquired by the Company through foreclosure, deed in lieu of foreclosure, or purchase.

See Note 15 - Segment Reporting for further information regarding the Company’s segments.

Reportable Segments

The Company has determined that it has four reportable segments based on how the chief operating decision maker reviews and manages the business. The four reporting segments are as follows:

•
The real estate debt business which is focused on originating, acquiring and asset managing commercial real estate debt investments, including first mortgage loans, subordinate mortgages, mezzanine loans and participations in such loans.

•
The real estate securities business which is focused on investing in and asset managing commercial real estate securities primarily consisting of CMBS and may include unsecured REIT debt, CDO notes and other securities.

•	The commercial conduit business in the Company’s TRS, which is focused on originating and subsequently selling fixed-rate commercial real estate loans into the CMBS securitization market.

•	The real estate owned business represents real estate acquired by the Company through foreclosure, deed in lieu of foreclosure, or purchase.

See Note 16 - Segment Reporting for further information regarding the Company’s segments.

Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock

The Company’s outstanding Preferred Stock is classified outside of permanent equity in the consolidated balance sheets. Subject to certain conditions, the outstanding Preferred Stock is redeemable at the option of the holders of the Preferred Stock, outside of the control of the Company.

Series A Preferred Stock

The Series A Preferred Stock ranks senior to the Company’s common stock, par value $0.01 per share (“Common Stock”), and on parity with all other outstanding classes of preferred stock of the Company (including the Series C and Series D Preferred Stock) with respect to priority in dividends and in the distribution of assets in the event of the liquidation, dissolution or winding-up of the Company. The liquidation preference of each share of Series A Preferred Stock is the greater of (i) $5,000 plus accrued and unpaid dividends, and (ii) the amount that would be received upon a conversion of the Series A Preferred Stock into Common Stock.

Dividends are on the Series A Preferred Stock, which are typically declared and paid quarterly, accrue at a rate equal to the greater of (i) an annual amount equal to 4.0% of the liquidation preference per share (subject to a 1.0% increase in the event of the ratings for the Series A Preferred Stock decreases below a certain threshold) and (ii) the dividends that would have been paid had such share of Series A Preferred Stock been converted into a share of Common Stock on the first day of such quarter, subject to proration in the event the share of Series A Preferred Stock is not outstanding for the full quarter. Dividends are paid in arrears. Dividends will accumulate and be cumulative from the most recent date to which dividends had been paid.

Immediately prior to a “Liquidity Event,” each outstanding share of Series A Preferred Stock shall convert into 299.2 shares of Common Stock, subject to anti-dilution adjustments described in the Articles Supplementary (the “Conversion Rate”). A “Liquidity Event” is defined as (i) the listing of the Common Stock on a national securities exchange or quotation on an electronic inter-dealer quotation system; (ii) a merger or business combination involving the Company pursuant to which outstanding shares Common Stock are exchanged for securities of another company which are listed on a national securities exchange or quoted on an electronic inter-dealer quotation system; or (iii) any other transaction or series of transaction that results in all shares of Common Stock being transferred or exchange for cash or securities which are listed on a national securities exchange or quoted on an electronic inter-dealer quotation system.

If there has not been a Liquidity Event by June 25, 2024 (six years from the initial issuance of the Series A Preferred Stock), each holder of Series A Preferred Stock shall have the right to require the Company to redeem its Series A Preferred Stock for cash at the liquidation preference, or such holder may convert all, but not less than all, of the Series A Preferred Stock held by such holder into Common Stock at the Conversion Rate.

In the event of the sale of all or substantially all of the business or assets of the Company (by sale, merger, consolidation or otherwise) or the acquisition by any person of more than 50% of the total economic interests or voting power of all securities of the Company (a “Company Change of Control”), other than a Liquidity Event, each holder of Series A Preferred Stock will have the right, prior to consummation of such transaction, to convert its Series A Preferred Stock into Common Stock at the Conversion Rate. In addition, in the event of a change of control of the Advisor (as defined in the Articles Supplementary) or a Company Change of Control that is not a Liquidity Event and that is related to the removal of the Advisor, both the Company and the holder shall have the right, prior to consummation of the transaction, to require the redemption of the Series A Preferred Stock for the liquidation preference.

Holders of the Series A Preferred Stock (voting as a single class with holders of Common Stock and other classes of voting Preferred Stock) are entitled to vote on each matter submitted to a vote of the stockholders of the Company upon which the holders of Common Stock are entitled to vote. The number of votes applicable to a share of outstanding Series A Preferred Stock will be equal to the number of shares of Common Stock a share of Series A Preferred Stock could have been converted into as of the record date set for purposes of such stockholder vote (rounded down to the nearest whole number of shares of Common Stock). In addition, the affirmative vote of the holders of two-thirds of the outstanding shares of Series A Preferred Stock is required to approve the issuance of any equity securities senior to the Series A Preferred Stock and to take certain actions materially adverse to the holders of the Series A Preferred Stock.

Series C Preferred Stock

The Series C Preferred Stock is on parity with the Series A Preferred Stock with respect to preference on liquidation and dividend rights. Except as set forth below, the terms of the Series C Preferred Stock are substantially the same as the terms of the Series A Preferred Stock:

•	The Series C Preferred Stock is not rated and its dividend rate is not impacted by changes in ratings.

•	The are no anti-dilution adjustments to the Conversion Price based on share issuances at below GAAP book value.

•
The Series C Preferred Stock will not immediately convert upon a Liquidation Event; the mandatory conversion will occur on the one-year anniversary of the Liquidity Event. The Company has the option to accelerate the mandatory conversion date to a date no earlier than six months after the Liquidity Event upon 10 days’ notice to the holders.

•	A Company Change of Control that is also a Liquidity Event will trigger the Change of Control redemption right.

•	The optional conversion and redemption provisions are effective on and after on October 18, 2025 (rather than June 25, 2024).

•
With respect to voting rights on issuance of any equity securities senior to the Series C Preferred Stock and certain other actions materially adverse to the holders of the Series C Preferred Stock, the Series C Preferred Stock holders will vote as a single class with other parity Preferred Stock (except the Series A Preferred Stock).

Series D Preferred Stock

The Series D Preferred Stock is on parity with the Series A Preferred Stock and Series C Preferred Stock with respect to preference on liquidation and dividend rights. The terms of the Series D Preferred Stock are substantially the same as the terms of the Series A Preferred Stock, except that the Series D Preferred Stock will not immediately convert upon a Liquidation Event; the mandatory conversion will occur on the one-year anniversary of the Liquidity Event. The holders have the option to accelerate the mandatory conversion date to a date no earlier than six months after the Liquidity Event.

The complete terms of the Company’s Preferred Stock are set forth in the Articles Supplementary applicable to each class, which have been filed as exhibits to the Company’s periodic reports filed pursuant to the Securities Exchange Act of 1934, as amended.

Redeemable Convertible Preferred Stock

The Company’s outstanding Preferred Stock is classified outside of permanent equity in the consolidated balance sheets. Subject to certain conditions, the outstanding Preferred Stock is redeemable at the option of the holders of the Preferred Stock, outside of the control of the Company. As set forth in the Articles Supplementary relating to each of the Series A Preferred Stock and the Series C Preferred Stock (collectively, the “Articles Supplementary”) to the Company’s Articles of Amendment and Restatement, the Preferred Stock is redeemable for shares of the Company’s common stock, $0.01 par value per share (the “Common Stock”) at the option of the holder upon a change of control (as defined in the Articles Supplementary) or after the sixth anniversary of the date of issuance. A change in control of the Company occurs if any person acquires more than 50% of the total economic interests or voting power of all securities of the Company, other than in a liquidity event.

Shares of Preferred Stock rank senior to shares of Common Stock with respect to rights to receive dividends and to participate in distributions or payments upon any voluntary or involuntary liquidation, dissolution or winding up of the Company. Dividends payable on each share of outstanding Preferred Stock will be equal to the greater of (i) an amount equal to $16.67 per share and (ii) the monthly dividend that would have been paid had such share of Preferred Stock been converted to a share of Common Stock, subject to proration in the event that such share of Preferred Stock was not outstanding for the full month.

Immediately prior to a “Liquidity Event,” each outstanding share of Series A Preferred Stock shall convert into 299.2 shares of Common Stock, subject to anti-dilution adjustments (the “Conversion Rate”). Each outstanding share of Series C Preferred Stock will convert into shares of Common Stock at the same Conversion Rate on the one-year anniversary of a Liquidity Event, subject to the Company’s right to accelerate the conversion to a date no earlier than six months after the Liquidity Event, upon at least ten days prior notice to the holders of the Series C Preferred Stock. A “Liquidity Event” is defined as (i) the listing of the Common Stock on a national securities exchange or quotation on an electronic inter-dealer quotation system; (ii) a merger or business combination involving the Company pursuant to which outstanding shares Common Stock are exchanged for securities of another company which are listed on a national securities exchange or quoted on an electronic inter-dealer quotation system; or (iii) any other transaction or series of transaction that results in all shares of Common Stock being transferred or exchange for cash or securities which are listed on a national securities exchange or quoted on an electronic inter-dealer quotation system. If there has not been a Liquidity Event within six years from the initial issuance of the outstanding Preferred Stock, each holder of Preferred Stock shall have the right to convert all, but not less than all, of the Preferred Stock held by such holder into Common Stock at the Conversion Rate. Each holder also has the option to convert its shares of outstanding Preferred Stock into Common Stock upon a change in control (as defined in the respective Articles Supplementary for the Series A Preferred Stock and Series C Preferred Stock) of the Company. In addition, neither the Company nor a holder of shares of outstanding Preferred Stock may redeem shares of the Preferred Stock until six years from the initial issuance of the Preferred Stock, except in cases of a change in control (as defined in the respective Articles Supplementary).

Holders of the outstanding Preferred Stock are entitled to vote on each matter submitted to a vote of the stockholders of the Company upon which the holders of Common Stock are entitled to vote, upon which the holders of the Preferred Stock and holders of the Common Stock shall vote together as a single class. The number of votes applicable to a share of outstanding Preferred Stock will be equal to the number of shares of Common Stock a share of Preferred Stock could have been converted into as of the record date set for purposes of such stockholder vote (rounded down to the nearest whole number of shares of Common Stock). In addition, the affirmative vote of the holders of two-thirds of the outstanding shares of Preferred Stock is required to approve the issuance of any equity securities senior to the Preferred Stock and to take certain actions materially adverse to the holders of the Preferred Stock.

Recently Adopted Accounting Pronouncements and Accounting Pronouncements Not Yet Adopted
Accounting Pronouncements Not Yet Adopted

On March 12, 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides temporary optional expedients and exceptions to the US GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens of the expected market transition from LIBOR and other interbank offered rates to alternative reference rates. The guidance is effective upon issuance and generally can be applied through December 31, 2022. The Company has not adopted any of the optional expedients or exceptions through June 30, 2021, but will continue to evaluate the possible adoption of any such expedients or exceptions during the effective period as circumstances evolve.

Accounting Pronouncements Not Yet Adopted

On March 12, 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides temporary optional expedients and exceptions to the US GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens of the expected market transition from LIBOR and other interbank offered rates to alternative reference rates. The guidance is effective upon issuance and generally can be applied through December 31, 2022. The Company has not adopted any of the optional expedients or exceptions through December 31, 2020, but will continue to evaluate the possible adoption of any such expedients or exceptions during the effective period as circumstances evolve.

Fair Value of Financial Instruments
GAAP establishes a hierarchy of valuation techniques based on the observability of inputs used in measuring financial instruments at fair values. GAAP establishes market-based or observable inputs as the preferred source of values, followed by valuation models using management assumptions in the absence of market inputs. The three levels of the hierarchy are described below:

•	Level I - Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

•
Level II - Inputs (other than quoted prices included in Level I) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

•
Level III - Unobservable inputs that reflect the entity’s own assumptions about the assumptions that market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.

The determination of where an asset or liability falls in the above hierarchy requires significant judgment and factors specific to the asset or liability. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company evaluates its hierarchy disclosures each quarter and depending on various factors, it is possible that an asset or liability may be classified differently from quarter to quarter.

The Company has implemented valuation control processes to validate the fair value of the Company’s financial instruments measured at fair value including those derived from pricing models. These control processes are designed to assure that the values used for financial reporting are based on observable inputs wherever possible. In the event that observable inputs are not available, the control processes are designed to assure that the valuation approach utilized is appropriate and consistently applied and the assumptions are reasonable.

Financial Instruments Measured at Fair Value on a Recurring Basis

CMBS, recorded in real estate securities, available for sale, measured at fair value on the consolidated balance sheets are valued utilizing both observable and unobservable market inputs. These factors include projected future cash flows, ratings, subordination levels, vintage, remaining lives, credit issues, and recent trades of similar real estate securities. Depending upon the significance of the fair value inputs used in determining these fair values, these real estate securities are classified in either Level II or Level III of the fair value hierarchy. The Company obtains third party pricing for determining the fair value of each CMBS investments, resulting in a Level II classification.

Commercial mortgage loans, held for sale, measured at fair value in the Company’s TRS are initially recorded at transaction proceeds, which are considered to be the best initial estimate of fair value. The Company engaged the services of a third party independent valuation firm to determine fair value of certain investments held by the Company. Fair value is determined using a discounted cash flow model that primarily considers changes in interest rates and credit spreads, weighted average life and current performance of the underlying collateral. Commercial mortgage loans, held for sale, measured at fair value that are originated in the last month of the reporting period are held and marked to the transaction proceeds. The Company classified the commercial mortgage loans, held for sale, measured at fair value as Level III.

Other real estate investments, measured at fair value on the consolidated balance sheets are valued using unobservable inputs. The Company engaged the services of a third party independent valuation firm to determine fair value of certain investments, including preferred equity investments, held by the Company. Fair value is determined using a discounted cash flow model that primarily considers changes in interest rates and credit spreads, weighted average life and current performance of the underlying collateral. The Company classified the other real estate investments, measured at fair value as Level III.

The fair value for Treasury note futures is derived using market prices. Treasury note futures trade on the Chicago Mercantile Exchange (“CME”). The instruments are a variety of recently issued 10-year U.S. Treasury notes. The future contracts are liquid and are centrally cleared through the CME. Treasury note futures are generally categorized in Level I of the fair value hierarchy.

The fair value for credit default swaps and interest rate swaps contracts are derived using pricing models that are widely accepted by marketplace participants. Credit default swaps and interest rate swaps are traded in the OTC market. The pricing models take into account multiple inputs including specific contract terms, interest rate yield curves, interest rates, credit curves, recovery rates, and/or current credit spreads obtained from swap counterparties and other market participants. Most inputs into the models are not subjective as they are observable in the marketplace or set per the contract. Valuation is primarily determined by the difference between the contract spread and the current market spread. The contract spread (or rate) is generally fixed and the market spread is determined by the credit risk of the underlying debt or reference entity. If the underlying indices are liquid and the OTC market for the current spread is active, credit default swaps and interest rate swaps are categorized in Level II of the fair value hierarchy. If the underlying indices are illiquid and the OTC market for the current spread is not active, credit default swaps are categorized in Level III of the fair value hierarchy. The credit default swaps and interest rate swaps are generally categorized in Level II of the fair value hierarchy.

A review of the fair value hierarchy classification is conducted on a quarterly basis. Changes in the type of inputs may result in a reclassification for certain assets or liabilities. The Company’s policy with respect to transfers between levels of the fair value hierarchy is to recognize transfers into and out of each level as of the beginning of the reporting period. There were no material transfers between levels within the fair value hierarchy for the period ended June 30, 2021 and December 31, 2020.
Fair Value of Financial Instruments

GAAP establishes a hierarchy of valuation techniques based on the observability of inputs used in measuring financial instruments at fair values. GAAP establishes market-based or observable inputs as the preferred source of values, followed by valuation models using management assumptions in the absence of market inputs. The three levels of the hierarchy are described below:

•	Level I - Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

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Level II - Inputs (other than quoted prices included in Level I) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

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Level III - Unobservable inputs that reflect the entity’s own assumptions about the assumptions that market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.

The determination of where an asset or liability falls in the above hierarchy requires significant judgment and factors specific to the asset or liability. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company evaluates its hierarchy disclosures each quarter and depending on various factors, it is possible that an asset or liability may be classified differently from quarter to quarter.

The Company has implemented valuation control processes to validate the fair value of the Company’s financial instruments measured at fair value including those derived from pricing models. These control processes are designed to assure that the values used for financial reporting are based on observable inputs wherever possible. In the event that observable inputs are not available, the control processes are designed to assure that the valuation approach utilized is appropriate and consistently applied and the assumptions are reasonable.

Financial Instruments Measured at Fair Value on a Recurring Basis

CMBS recorded in real estate securities, available for sale, measured at fair value on the consolidated balance sheets are valued utilizing both observable and unobservable market inputs. These factors include projected future cash flows, ratings, subordination levels, vintage, remaining lives, credit issues, and recent trades of similar real estate securities. Depending upon the significance of the fair value inputs used in determining these fair values, these real estate securities are classified in either Level II or Level III of the fair value hierarchy. As of December 31, 2020 and December 31, 2019, the Company obtained third party pricing for determining the fair value of each CMBS investment, resulting in a Level II classification.

Commercial mortgage loans held-for-sale, measured at fair value in the Company’s TRS are initially recorded at transaction proceeds, which are considered to be the best initial estimate of fair value. The Company engaged the services of a third party independent valuation firm to determine fair value of certain investments held by the Company. Fair value is determined using a discounted cash flow model that primarily considers changes in interest rates and credit spreads, weighted average life and current performance of the underlying collateral. Commercial mortgage loans held-for-sale, measured at fair value that are originated in the last month of the reporting period are held and marked to the transaction proceeds. The Company classified the commercial mortgage loans held-for-sale, measured at fair value as Level III.

Other real estate investments, measured at fair value on the consolidated balance sheets are valued using unobservable inputs. The Company engaged the services of a third party independent valuation firm to determine fair value of certain investments, including preferred equity investments, held by the Company. Fair value is determined using a discounted cash flow model that primarily considers changes in interest rates and credit spreads, weighted average life and current performance of the underlying collateral. The Company classified the other real estate investments, measured at fair value as Level III.

The fair value for Treasury note futures is derived using market prices. Treasury note futures trade on the Chicago Mercantile Exchange (“CME”). The instruments are a variety of recently issued 10-year U.S. Treasury notes. The future contracts are liquid and are centrally cleared through the CME. Treasury note futures are generally categorized in Level I of the fair value hierarchy.

The fair value for credit default swaps and interest rate swaps contracts are derived using pricing models that are widely accepted by marketplace participants. Credit default swaps and interest rate swaps are traded in the OTC market. The pricing models take into account multiple inputs including specific contract terms, interest rate yield curves, interest rates, credit curves, recovery rates, and/or current credit spreads obtained from swap counterparties and other market participants. Most inputs into the models are not subjective as they are observable in the marketplace or set per the contract. Valuation is primarily determined by the difference between the contract spread and the current market spread. The contract spread (or rate) is generally fixed and the market spread is determined by the credit risk of the underlying debt or reference entity. If the underlying indices are liquid and the OTC market for the current spread is active, credit default swaps and interest rate swaps are categorized in Level II of the fair value hierarchy. If the underlying indices are illiquid and the OTC market for the current spread is not active, credit default swaps are categorized in Level III of the fair value hierarchy. The credit default swaps and interest rate swaps are generally categorized in Level II of the fair value hierarchy.